Deconsolidations - Additional Information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Other Income [Member]
Business Acquisition [Line Items]
Deconsolidation gain	¥ 182,550
Gaming And Utility Related Businesses [Member]
Business Acquisition [Line Items]
Total consideration from disposal	¥ 202,275
Ownership interest, subsequent to transaction	75.00%
Deconsolidation gain	¥ 226,502
contingency cash consideration	¥ 11,745
Sale of Stock, Percentage of Ownership before Transaction	36.00%
Gaming And Utility Related Businesses [Member] | Deconsolidation of Subsidiaries [Member]
Business Acquisition [Line Items]
Ownership interest, subsequent to transaction	47.10%
Deconsolidation gain	¥ 14,827